Employee Future Benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - Unfunded Plan One [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	$ 15,435	$ 13,788
Current service cost	16	54
Interest cost	23	163
Actuarial (gain) loss arising from changes in financial assumptions	(882)	651
Benefits paid	(117)	(532)
Impact of foreign exchange rate changes	(668)	1,311
Balances - End of the period	13,807	15,435
Amounts recognized: In net loss	(78)	(218)
Amounts recognized: In other comprehensive loss	(1,550)	(1,961)
Pension Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	15,341
Current service cost	15
Interest cost	23
Actuarial (gain) loss arising from changes in financial assumptions	(882)
Benefits paid	(115)
Impact of foreign exchange rate changes	(664)
Balances - End of the period	13,718	15,341
Amounts recognized: In net loss	(77)
Amounts recognized: In other comprehensive loss	(1,546)
Other Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	94
Current service cost	1
Interest cost
Actuarial (gain) loss arising from changes in financial assumptions
Benefits paid	(2)
Impact of foreign exchange rate changes	(4)
Balances - End of the period	89	$ 94
Amounts recognized: In net loss	(1)
Amounts recognized: In other comprehensive loss	$ (4)